General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Salaries, consultants, and benefits	$ 2,373	$ 2,439
Professional fees	1,126	1,555
Investor relations and shareholder information	832	848
Transfer agent and filing fees	199	242
Administrative and office	924	895
Travel	152	170
Total	$ 5,606	$ 6,149